Leases (Details) - Schedule of Supplemental Cash Flow - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Supplemental Cash Flow [Abstract]
Cash payments for operating leases	$ 246	$ 242	$ 247
Operating leases weighted average remaining lease term (in years)		1 year 9 months 21 days
Operating leases weighted average discount rate		6.50%